ORGANISATION AND DESCRIPTION OF BUSINESS (Details)	May 11, 2021	Mar. 04, 2021	Dec. 21, 2017
Argo innovation Labs Inc.
COMPANY INFORMATION
Percentage of equity interests acquired			100.00%
DPN LLC Inc
COMPANY INFORMATION
Percentage of equity interests acquired		100.00%
9377 2556 and 9366 5230 Quebec Inc
COMPANY INFORMATION
Percentage of equity interests acquired	100.00%